Taxes on Income - Schedule of Reconciliation of the Theoretical Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Theoretical Tax Expenses [Abstract]
Loss before taxes on income	$ (12,262)	$ (21,806)	$ (10,097)
Theoretical tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (2,820)	$ (5,015)	$ (2,322)
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	(833)	862	(38)
Share-based compensation	80	178	183
Profit recognized upon first time consolidation			(529)
Non-deductible expenses	873	547	723
Equity losses	84	945	611
Net loss (gain) from derecognition of investments accounted for using the equity method upon loss of significant influence	(34)	513
Different tax rates applicable to subsidiaries	92	(46)	(360)
Tax benefits in respect of prior years	9	29	(84)
Other	10	95	17
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,282	1,818	1,910
Tax expense (benefit)	$ (257)	$ (74)	$ 111